Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets, non-current
Net operating loss carrying forward	$ 6,557,667	$ 4,878,672
Total deferred tax assets
Valuation allowance	(6,557,667)	(4,878,672)
Total deferred tax assets
Deferred tax liabilities, non-current
Property, plant and equipment	(1,132)
Total deferred tax liabilities	$ (1,132)